Goodwill and Intangible Assets - Allocation of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,702.7	$ 2,904.7
Intangible assets	2,974.2	3,167.8
Total	5,676.9	6,072.5	$ 3,847.5
Allied World
Disclosure of information for cash-generating units [line items]
Goodwill	937.9	938.9
Intangible assets	710.0	763.7
Total	1,647.9	1,702.6
Recipe
Disclosure of information for cash-generating units [line items]
Goodwill	261.8	222.3
Intangible assets	984.9	1,073.6
Total	1,246.7	1,295.9
Brit
Disclosure of information for cash-generating units [line items]
Goodwill	154.3	154.3
Intangible assets	561.1	571.3
Total	715.4	725.6
Zenith National
Disclosure of information for cash-generating units [line items]
Goodwill	317.6	317.6
Intangible assets	107.2	115.5
Total	424.8	433.1
Crum & Forster
Disclosure of information for cash-generating units [line items]
Goodwill	185.9	188.8
Intangible assets	108.3	129.4
Total	294.2	318.2
Thomas Cook India
Disclosure of information for cash-generating units [line items]
Goodwill	133.4	150.0
Intangible assets	52.7	54.2
Total	186.1	204.2
Northbridge
Disclosure of information for cash-generating units [line items]
Goodwill	87.8	95.7
Intangible assets	76.6	77.1
Total	164.4	172.8
Odyssey Group
Disclosure of information for cash-generating units [line items]
Goodwill	119.7	119.7
Intangible assets	57.7	51.6
Total	177.4	171.3
AMAG Insurance
Disclosure of information for cash-generating units [line items]
Goodwill	42.2	44.7
Intangible assets	101.5	110.2
Total	143.7	154.9
Quess
Disclosure of information for cash-generating units [line items]
Goodwill	0.0	229.0
Intangible assets	0.0	21.8
Total	0.0	250.8
All other
Disclosure of information for cash-generating units [line items]
Goodwill	462.1	443.7
Intangible assets	214.2	199.4
Total	$ 676.3	$ 643.1